Goodwill and Finite Life Intangibles Assets - Schedule of Amortization Expense for Identified Intangible Assets (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Amortization expense	$ 147,249	$ 131,997	$ 294,498	$ 173,249	$ 479,999
Customer Contracts [Member]
Amortization expense	70,833	55,581	141,666	74,222	226,869
Proprietary Software [Member]
Amortization expense	$ 76,416	$ 76,416	$ 152,832	$ 99,027	$ 253,130